Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (7,321)	$ (10,355)	$ (22,813)	$ (29,266)
Income and expense items not involving cash flows:
Depreciation and amortization	743	823	2,271	1,758
Stock-based compensation	3,729	3,760	11,670	11,259
Exchange rate differences	212	87	369	1,353
Realized and unrealized losses on non-designated derivative instruments	36		655
Interest on short-term deposits	124	(312)	895	605
Change in fair value of Forfeiture Shares	(1)	(3)	(1)	(38)
Change in earnout liability	744	264	81	292
Reduction in the carrying amount of ROU assets	267	896	959	1,619
Equity in earnings of investee, net of dividend received	(2)	4	(1)	21
Changes in operating assets and liabilities, net of effects of businesses acquired:
Trade accounts receivable	(1,787)	2,804	(2,169)	7,719
Prepaid expenses and other current assets	(1,152)	977	(274)	1,285
Inventories	464	2,274	(996)	4,675
Other assets	111	(73)	15	(7)
Trade accounts payable	(368)	738	(1,569)	(1,097)
Accrued compensation	(453)	422	(1,051)	537
Other current liabilities	343	1,532	278	2,150
Change in operating lease liabilities	(319)	(865)	(722)	(1,487)
Other long-term liabilities	(32)	(9)	(20)	(29)
Net cash provided by (used in) operating activities	(4,662)	2,964	(12,423)	1,349
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in short-term deposits	(24,840)	(16,443)	(77,345)	(103,662)
Maturities of short-term deposits	20,105	25,380	111,940	129,418
Purchase of property and equipment	(281)	(722)	(818)	(987)
Derivative instruments of non-designated hedges	(643)		(1,315)
Cash paid for business combination, net of cash acquired (note 3)				(7,800)
Net cash provided by (used in) investing activities	(5,659)	8,215	32,462	16,969
CASH FLOWS FROM FINANCING ACTIVITIES:
Repurchase of Ordinary Shares	(3,632)		(23,393)
Exercise of stock options	75	56	460	692
Net cash provided by (used in) financing activities	(3,557)	56	(22,933)	692
Effect of exchange rate changes on cash and cash equivalents	(3)	(498)	179	(828)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(13,881)	10,737	(2,715)	18,182
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE PERIOD	46,589	24,706	35,423	17,261
CASH, CASH EQUIVALENTS AND RESTRICTED DEPOSIT AT THE END OF THE PERIOD	32,708	35,443	32,708	35,443
SUPPLEMENT DISCLOSURE OF CASH FLOW INFORMATION -
Cash paid for taxes	57	39	134	102
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash and cash equivalent	31,588	35,443	31,588	35,443
Restricted deposit	1,120		1,120
Total cash, cash equivalent and restricted deposit	32,708	35,443	32,708	35,443
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Trade accounts payable on account on property and equipment	94	309	94	309
Fair value of earnout liability assumed in business combination				2,036
Operating lease liabilities arising from obtaining operating right-of-use assets	$ 113	$ 579	$ 607	$ 5,412